Operating Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Operating Revenue
Schedule of operating revenue from time charters and bareboat charters and voyage charters

	Six months ended June 30,
	2026	2025
Time charters and bareboat charters	$501,286	$488,717
Voyage charters	26,782	26,744
Total Operating Revenue	$528,068	$515,461